RELATED PARTY TRANSACTIONS (Details) - Narrative - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	2.42%	2.25%	2.74%
Pension funds
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	£ 151,000,000	£ 169,000,000
Outstanding
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Loans and advances to customers	28,000,000	75,000,000
Directors and connected persons
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries	11,800,000	11,700,000	£ 12,200,000
Outstanding commitments made by entity, related party transactions	600,000	600,000	500,000
Key management personnel of entity or parent
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Pension contributions	0	0	0
Provisions	£ 0	£ 0	£ 0
Interest rate on deposits (in percent)	2.00%	3.00%	3.50%
Key management personnel of entity or parent | Bottom of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	0.39%	6.45%	6.70%
Key management personnel of entity or parent | Top of range
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Borrowings, interest rate (in percent)	24.20%	24.20%	24.20%
Highest paid director
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Wages and salaries	£ 4,169,000	£ 4,078,000	£ 5,472,000
The Group
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	434,569,000,000	396,839,000,000
Loans and advances to customers	480,141,000,000	474,470,000,000
The Group | Operating Margin Guarantee
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Payments related to guarantees made by entity	20,000,000
The Group | Schroder Wealth Holdings Limited
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Management fee expense	7,000,000	2,000,000
The Group | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets	5,000,000	20,000,000	166,000,000
Interest expense on other financial liabilities	478,000,000	520,000,000	370,000,000
The Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Customer deposits	264,473,000,000	239,762,000,000
Loans and advances to customers	178,269,000,000	177,569,000,000
The Bank | Balances and transactions between members of the Lloyds Bank Group
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets	1,995,000,000	2,491,000,000	2,305,000,000
Interest expense on other financial liabilities	336,000,000	655,000,000	545,000,000
Recharges on subsidiaries	1,403,000,000	1,461,000,000	1,315,000,000
Fees received from subsidiaries	56,000,000	62,000,000	146,000,000
Fees paid to subsidiaries	26,000,000	57,000,000	151,000,000
The Bank | Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Interest income on other financial assets	5,000,000	20,000,000	142,000,000
Interest expense on other financial liabilities	461,000,000	509,000,000	£ 334,000,000
Joint ventures and associates
RELATED PARTY TRANSACTIONS (Details) - Narrative [Line Items]
Balances on term deposits from customers	£ 73,000,000	£ 5,000,000